Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000169559 | SAP SE - USA-4846288
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169559 | Siemens AG - USA-5727973
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169559 | Shell PLC - USA-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169559 | TotalEnergies SE - USA-B15C557
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | Sumitomo Mitsui Financial Group, Inc. - USA-6563024
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | BP PLC - USA-0798059
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169559 | Tokio Marine Holdings, Inc. - USA-6513126
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169559 | ITOCHU Corp. - USA-6467803
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169559 | Daiichi Sankyo Co. Ltd. - USA-B0J7D91
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169559 | Investor AB - USA-BMV7PQ4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169559 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169559 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169559 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169559 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169559 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169559 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000169559 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000169559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000169559 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169559 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169559 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169559 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169559 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169559 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169559 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169559 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169559 | Germany
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000169559 | Japan
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000169560 | Home Depot, Inc. (The) - USA-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169560 | Broadcom, Inc. - USA-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169560 | Exxon Mobil Corp. - USA-30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169560 | UnitedHealth Group, Inc. - USA-91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169560 | Coca-Cola Co. (The) - USA-191216100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169560 | Chevron Corp. - USA-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169560 | PepsiCo, Inc. - USA-713448108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169560 | International Business Machines Corp. - USA-459200101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169560 | Caterpillar, Inc. - USA-149123101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169560 | Verizon Communications, Inc. - USA-92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169560 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169560 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169560 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000169560 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169560 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169560 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169560 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169560 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169560 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000169560 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000169560 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169560 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169560 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F0606B6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193701 | U.S. Treasury Bill - USA-912797LD7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193701 | U.S. Treasury Bill - USA-912797LF2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193701 | U.S. Treasury Bill - USA-912797HP5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193701 | U.S. Treasury Bill - USA-912796ZV4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F0626B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193701 | U.S. Treasury Bond - USA-912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193701 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193701 | B
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000193701 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000193701 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000193701 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000193701 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193701 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193701 | Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193701 | Residential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000193701 | Foreign Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000193701 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000202583 | New York
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000202583 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000202583 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000202583 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000202583 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000202583 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202583 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202583 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202583 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202583 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202583 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000202583 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202583 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202583 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202583 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000202583 | A
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000202583 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213611 | Apple, Inc. - USA-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000213611 | NVIDIA Corp. - USA-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213611 | Microsoft Corp. - USA-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213611 | Amazon.com, Inc. - USA-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213611 | JPMorgan Chase & Co. - USA-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213611 | Meta Platforms, Inc. - USA-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213611 | Johnson & Johnson - USA-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213611 | Alphabet, Inc. - USA-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213611 | Procter & Gamble Co. (The) - USA-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213611 | Alphabet, Inc. - USA-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213611 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213611 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000213611 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213611 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213611 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000213611 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000213611 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213611 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000213611 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213611 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213611 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213611 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000213612 | Exxon Mobil Corp. - USA-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213612 | Chevron Corp. - USA-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213612 | Caterpillar, Inc. - USA-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213612 | JPMorgan Chase & Co. - USA-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213612 | Johnson & Johnson - USA-478160104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213612 | Cisco Systems, Inc. - USA-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213612 | Bank of America Corp. - USA-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213612 | Philip Morris International, Inc. - USA-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213612 | Wells Fargo & Co. - USA-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213612 | Medtronic PLC - USA-G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213612 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213612 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213612 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213612 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213612 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213612 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213612 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213612 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000213612 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000213612 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213612 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000213612 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213612 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213612 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000230513 | U.S. Treasury Bill - USA-912797LD7
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0204B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0504B9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0224B8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0304B1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0424B6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0324B7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230513 | Brazilian Government International Bond - USA-105756CA6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F0524B5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230513 | Industrial & Commercial Bank of China Ltd. - USA-Y39656AC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230513 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230513 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230513 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000230513 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000230513 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000230513 | A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230513 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230513 | Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230513 | Residential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230513 | Foreign Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230513 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000230513 | Commercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000230513 | Asset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000234649 | Broadcom, Inc. - USA-11135F101
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000234649 | NVIDIA Corp. - USA-67066G104
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000234649 | Lam Research Corp. - USA-512807306
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234649 | Taiwan Semiconductor Manufacturing Co. Ltd. - USA-874039100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234649 | Analog Devices, Inc. - USA-032654105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234649 | Applied Materials, Inc. - USA-038222105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234649 | KLA Corp. - USA-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234649 | NXP Semiconductors NV - USA-N6596X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234649 | ASML Holding NV - USA-N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234649 | Monolithic Power Systems, Inc. - USA-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234649 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000234649 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234649 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234649 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	92.90%